Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share
Philips Group
Earnings per share in millions of EUR unless otherwise stated[1]

	2022	2023	2024
Income from continuing operations	(1,618)	(454)	(840)
Income from continuing operations attributable to shareholders	(1,622)	(456)	(843)
Income from continuing operations attributable to non-controlling interests	3	2	3
Income from discontinued operations	13	(10)	142
Income from discontinued operations attributable to shareholders	13	(10)	142
Net income	(1,605)	(463)	(698)
Net income attributable to shareholders	(1,608)	(466)	(702)
Net income attributable to non-controlling interests	3	2	3

Weighted average number of common shares outstanding (after deduction of treasury shares) during the period	951,811,382	948,300,672	933,370,814
Plus incremental shares from assumed conversions of:
Share options	25,506		232,965
Performance shares	1,147,790	2,623,097	4,958,144
Restricted shares	1,986,538	2,574,738	3,898,844
Forward contracts to repurchase shares	17,611,920	15,511,844	1,835,048
Dilutive potential common shares²	20,771,753	20,709,680	10,925,002
Diluted weighted average number of shares outstanding (after deduction of treasury shares) during the period	951,811,382	948,300,672	933,370,814
Basic earnings per common share attributable to shareholders (in EUR)
Income from continuing operations	(1.70)	(0.48)	(0.90)
Income from discontinued operations	0.01	(0.01)	0.15
Net income	(1.69)	(0.49)	(0.75)
Diluted earnings per common share attributable to shareholders (in EUR)²
Income from continuing operations	(1.70)	(0.48)	(0.90)
Income from discontinued operations	0.01	(0.01)	0.15
Net income	(1.69)	(0.49)	(0.75)

Dividend distributed per common share in EUR	0.85	0.85	0.85
[1]Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2023.
[2]The dilutive potential common shares are not taken into account in the periods for which there is a loss, as the effect would be antidilutive.